NET INCOME(LOSS) PER SHARE (Details) (Parenthetical) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 04, 2021 shares	Dec. 30, 2020 item shares	Mar. 29, 2019 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Shares issued to purchase computer servers | shares		23,876,308
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001	$ 0.001	$ 0.001
Number of shares per ADS | shares			10
ADS [Member]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01
Value of computer servers | $				$ 2,531
Reverse Stock Split Minimum Block Per Shares | shares			5
Number Of Shares After Reverse Stock Split Per Each Block | $ / shares			$ 1
Unistar [Member]
Shares issued to purchase computer servers | shares		23,876,308
Percentage of outstanding ordinary shares issued		19.00%
Number of computer servers specifically designed for mining cryptocurrencies delivered | item		500
Per Share consideration | $ / shares				$ 0.106
Unistar [Member] | ADS [Member]
Per Share consideration | $ / shares				$ 1.06
Number of shares per ADS | shares				10
Northern Shore
Shares issued to purchase computer servers | shares	28,412,806
Percentage of outstanding ordinary shares issued	19.00%
Value of computer servers | $				$ 5,540
Per Share consideration | $ / shares				$ 0.315
Northern Shore | ADS [Member]
Per Share consideration | $ / shares				$ 3.15
Number of shares per ADS | shares				10